SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 14 – SUBSEQUENT EVENTS

On September 18, 2024, the Company completed a private placement with several investors, wherein a total of 2,722,224 units were issued at an offering price of $0.90 per unit, for a total purchase price of approximately $2.45 million (the “Offering”). Each unit includes one ordinary share of the Company, one Series A warrant to purchase one ordinary share at an exercise price of $1.35 per share, and one Series B warrant to purchase such number of ordinary shares as shall be determined on the Reset Date, as defined therein (collectively, the “Purchaser Warrants”). The Purchaser Warrants are immediately exercisable on the date of issuance, expire on the three year and six month anniversary of the date of issuance, and have certain downward pricing adjustment mechanisms, including with respect to any subsequent equity sale that is deemed to be a dilutive issuance and a reset on the Reset Date, in which case the warrants will be subject to a floor price of $0.216 per share, as set forth in the Purchaser Warrants.

The Company received net cash proceeds of approximately $2.17 million (after deducting the placement agent fee and expenses of the Offering). The Company intends to use the net cash proceeds from the Offering for working capital and general corporate purposes.

The Company engaged Maxim Group LLC (“Maxim”) as the Company’s placement agent for the Offering pursuant to a Placement Agency Agreement (the “PAA”) dated as of September 11, 2024. Pursuant to the PAA, the Company agreed to pay Maxim a cash placement fee equal to 7% of the gross proceeds of the Offering, and also agreed to reimburse Maxim up to $40,000 for accountable expenses.

In connection with the Offering, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with investors containing customary representations and warranties. The Company and investors also entered into a Registration Rights Agreement (the “Registration Rights Agreement”), pursuant to which the Company will be required to file a resale registration statement (the “Registration Statement”) with the SEC to register for resale the ordinary shares and the ordinary shares issuable upon exercise of the Purchaser Warrants, promptly following the Closing Date (as defined in the Purchase Agreement), but in no event later than 30 days after the Closing Date, and to have such Registration Statement declared effective by the Initial Effectiveness Deadline (as defined in the Registration Rights Agreement). The Company will be obligated to pay certain liquidated damages to the investors if the Company fails to file the Registration Statement or fails to file or cause the Registration Statement to be declared effective by the SEC within the period of time provided in the Registration Rights Agreement or fails to maintain the effectiveness of the Registration Statement pursuant to the terms of the Registration Rights Agreement. The liquidated damages are generally equal to 2% of the aggregate subscription amount upon the occurrence of the default event and payable by the Company on each of several agreed upon dates in the Registration Rights Agreement, subject to certain limitations and conditions.

On September 11, 2024, the Company, and its wholly owned subsidiary, MDJM UK jointly entered into an amended and restated Fernie Castle Chinese garden construction project cooperation agreement (the “Agreement”) with Suzhou Xiangshan Workshop Construction Investment Development Co., Ltd. (the “Service Provider”) and its affiliate listed therein. Pursuant to the Agreement, the Company and MDJM UK agreed to engage the Service Provider and its affiliate for procuring, processing, and producing raw materials and for conducting on-site installation and construction in respect of the Chinese garden project in Fernie Castle, an ancient castle located in Scotland owned by MDJM UK (collectively, the “Services”). In exchange for the Services to be provided by the Service Provider and its affiliate, the Company agreed to issue certain number of shares of a par value of US$0.001 each in its capital, with an aggregate value of GBP8,000,000 (the “Shares”), to the Service Provider. The aggregate number of Shares issuable under the Agreement will not exceed 9,450,000 Shares (as adjusted for forward share splits, reverse share splits, or other similar events). The Shares will be issued in four phases and unlocked for resale in seven phases throughout the provision of Services, in accordance with the schedule outlined in the Agreement. The issue price of each Share at the respective phases will be the closing price of the Shares on the Nasdaq Stock Market one trading day before the date of issuance of such Shares. The Agreement contains customary covenants of the parties, other obligations and rights of the parties, and termination provisions.

On August 5, 2024, MDJM, through its subsidiary FCC, entered into a service agreement with a scholar. Under the terms of the agreement, the scholar will utilize his cultural and academic expertise to provide professional advisory services for the Company’s Ancient Eastern Garden project in the Fernie Castle. As compensation, the Company will issue its ordinary shares to the scholar in the following stages: (i) 23,360 ordinary shares (representing 0.2% of MDJM’s equity based on a total of 11.68 million shares) upon signing the agreement; (ii) 23,360 ordinary shares upon completion of the design, planning, and construction report for the Ancient Eastern Garden project at Fernie Castle, and commencement of construction; (iii) 23,360 ordinary shares within one year following the second issuance of shares; and (iv) 23,360 ordinary shares upon completion of the overall development of the Fernie Castle project and the official operation of the hotel and Eastern Garden. This agreement is intended to be long-term. If the Company wishes to terminate the agreement after one year, it must provide the scholar with a three-month notice. On August 26, 2024, the Company issued 23,360 ordinary shares to the scholar.